INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes On Income [Line Items]
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Dividends distributed from income from the preferred technological enterprises	20.00%
Dividend distributed to foreign corporate shareholder if the percentage of foreign shareholders exceeds 90%	4.00%
Net operating loss carry forward	$ 6,932
Change in valuation allowance	(849)	$ 1,557
Company recognized interest and penalties accrued	$ 2,185	$ 1,022
Description of New Technological Enterprise Incentives Regime	According to Amendment 73, a Preferred Technological Enterprise, as defined in Amendment 73, with total consolidated revenue of less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%). In order to qualify as a Preferred Technological Enterprise certain criteria must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenue derived from exports.
Undistributed earnings of foreign subsidiaries	$ 9,200
Unrecognized deferred tax liability on undistributed earnings	$ 2,116
Internal Revenue Service (IRS) [Member] | Latest Tax Year [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forwards	Dec. 31, 2035
European Subsidiaries [Member] | Israel [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	$ 5,423
Canadian subsidiary [Member] | Israel [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	4,120
Federal [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	3,178
State and Local Jurisdiction [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	$ 6,040